Taxation - Schedule of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2019 USD ($)
Deferred tax assets
Tax Credits	$ 52,314
Section 163(j) Limitation Carryover	719,773
Acquisition Costs	378,386
Federal Net Operating Losses	3,682,201
State Net Operating Losses	526,607
Foreign Net Operating Losses	74,445
Other Assets	10,320
Total deferred tax asset	5,444,045
Valuation allowance	(5,799,118)
Total deferred tax asset, net of valuation allowance	(355,073)
Deferred tax liabilities
Partnership basis tax differences	(413,261)
Total deferred tax liabilities	(413,261)
Net deferred tax liabilities	$ (768,334)